Document and Entity Information - USD ($)	12 Months Ended
	Jun. 27, 2015	Aug. 22, 2015	Dec. 27, 2014
Document and Entity Information
Entity Registrant Name	Lumentum Holdings Inc.
Entity Central Index Key	0001633978
Document Type	10-K/A
Document Period End Date	Jun. 27, 2015
Amendment Flag	true
Amendment Description	Explanatory Note to Amendment No.1 Lumentum Holdings Inc. (the “Company”) is filing this Amendment No. 1 on Form 10-K/A (this “Amendment No.1”) to its Annual Report on Form 10-K for the fiscal year ended June 27, 2015, originally filed with the Securities and Exchange Commission (the “SEC”) on September 25, 2015 (the “Draft 10-K”). As previously disclosed on the Company’s Current Report on Form 8-K filed with the SEC on September 28, 2015, the Draft 10-K was filed with the SEC as the result of an administrative error that occurred while conducting a test of the software used by the Company to file reports with the SEC. This amendment No. 1 amends and replaces the Draft 10-K in its entirety and represents the initial issuance of the Lumentum Holdings Inc. financial statements.
Current Fiscal Year End Date	--06-27
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		58,917,552
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY